UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 29

Date of reporting period: August 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2023
SemiAnnual Report
T. ROWE PRICE
Maryland Tax-Free Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE Maryland Tax-Free Funds
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Maryland Tax-Free Funds
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended August 31,
2023. Despite turmoil in the banking sector and a protracted debt ceiling standoff, markets in the U.S. were resilient as economic growth remained positive and corporate earnings results came in stronger than expected.
Technology companies benefited from investor enthusiasm for artificial intelligence developments and helped drive the momentum in the equity market. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements were mixed over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in European securities.
Within the S&P 500 Index, the communication services, information technology, and consumer discretionary sectors were all lifted by the rally in tech-related companies and recorded significant gains. The financials sector partly recovered from the failure of three large regional banks during the period but still finished in negative territory.
In terms of economic news, inflation remained a primary concern for both investors and policymakers. Price increases moderated during the period but remained well above the Federal Reserve’s 2% target. In response, the Fed continued to raise its short-term lending benchmark rate, lifting it to a target range of 5.25% to 5.50% by period-end, the highest level since March 2001.
In the fixed income market, U.S. Treasury yields increased as the Fed tightened monetary policy and investors priced in the possibility that the central bank may have to keep rates higher for longer than previously anticipated. In addition, Treasuries were pressured by Fitch Ratings’ decision to downgrade the credit rating of U.S. government debt from the highest level, AAA, to
AA+ along with expectations for higher levels of borrowing by the Treasury
Department. The yield on the benchmark 10-year note climbed to 4.36% in mid-August, its highest intraday level since late 2007, before falling back to
4.09% by month-end.
Despite rising yields, returns were positive across most fixed income sectors as investors benefited from the higher coupons that have become available over the past year as well as increasing hopes that the economy might be able to avoid a recession. Tax-exempt municipal bonds were supported by limited issuance in the sector as well as generally strong balance sheets at the state and local level.

T. ROWE PRICE Maryland Tax-Free Funds

Global economies and markets have shown surprising resilience in 2023, but considerable uncertainty remains as the impact of the Fed’s rate hikes has yet to be fully felt in the economy. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission
(SEC) adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Maryland Tax-Free Funds
Portfolio Summary

PORTFOLIO DIVERSIFICATION
Maryland Tax-Free Money Fund
Percent of Net Assets
2/28/23 8/31/23
Housing 27.5% 31.2%
General Obligation—Local 22.3  24.2
Health Care 18.7  19.9
Education 8.7  6.4
Special Tax 2.7  4.9
Leasing 1.8  4.6
Water and Sewer 8.4  3.7
General Obligation—State 4.9  2.4
Other Assets 5.0  2.7
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Maryland Tax-Free Funds

CREDIT QUALITY DIVERSIFICATION
Maryland Short-Term Tax-Free Bond Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.

T. ROWE PRICE Maryland Tax-Free Funds

Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
CREDIT QUALITY DIVERSIFICATION
Maryland Tax-Free Bond Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.

T. ROWE PRICE Maryland Tax-Free Funds

Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE Maryland Tax-Free Funds

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Maryland Tax-Free Funds

MARYLAND TAX-FREE MONEY FUND
Beginning
Account Value
3/1/23
Ending
Account Value
8/31/23
Expenses Paid
During Period*
3/1/23 to 8/31/23
Investor Class
Actual $1,000.00 $1,013.60 $2.08
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.08   2.08
I Class
Actual   1,000.00   1,014.50   1.22
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.93   1.22
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.41%, and
the
2
I Class was 0.24%.
MARYLAND SHORT-TERM TAX-FREE BOND FUND
Beginning
Account Value
3/1/23
Ending
Account Value
8/31/23
Expenses Paid
During Period*
3/1/23 to 8/31/23
Investor Class
Actual $1,000.00 $1,010.20 $2.68
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.47   2.69
I Class
Actual   1,000.00   1,010.60   2.22
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.92   2.24
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.53%, and
the
2
I Class was 0.44%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Maryland Tax-Free Funds

MARYLAND TAX-FREE BOND FUND
Beginning
Account Value
3/1/23
Ending
Account Value
8/31/23
Expenses Paid
During Period*
3/1/23 to 8/31/23
Investor Class
Actual $1,000.00 $1,012.60 $2.48
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.67   2.49
I Class
Actual   1,000.00   1,013.00   2.13
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.03   2.14
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.49%, and
the
2
I Class was 0.42%.
FUND EXPENSE EXAMPLE (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
C12-051 10/23

August 31, 2023
Semiannual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
MDXBX Maryland Tax-Free Bond
Fund –
.
TFBIX Maryland Tax-Free Bond
Fund–
.
I Class

T. ROWE PRICE Maryland Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
NET ASSET VALUE
Beginning of period $ 9.82 $ 10.83 $ 10.99 $ 11.23 $ 10.61 $ 10.61
Investment activities
Net investment
income
(1)(2)
0.16 0.29 0.25 0.29 0.31 0.32
Net realized and
unrealized gain/loss (0.03) (0.99) (0.16) (0.24) 0.62 0.01
Total from
investment activities 0.13 (0.70) 0.09 0.05 0.93 0.33
Distributions
Net investment
income (0.16) (0.28) (0.25) (0.29) (0.31) (0.32)
Net realized gain — (0.03) — — — (0.01)
Total distributions (0.16) (0.31) (0.25) (0.29) (0.31) (0.33)
NET ASSET VALUE
End of period $ 9.79 $ 9.82 $ 10.83 $ 10.99 $ 11.23 $ 10.61

T. ROWE PRICE Maryland Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
Ratios/Supplemental Data
Total return
(2)(3)
1.26% (6.44)% 0.81% 0.48% 8.85% 3.17%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.53%
(4)
0.54% 0.49% 0.48% 0.48% 0.48%
Net expenses after
waivers/payments
by Price Associates 0.49%
(4)
0.49% 0.49% 0.48% 0.48% 0.48%
Net investment
income 3.14%
(4)
2.84% 2.28% 2.65% 2.80% 3.06%
Portfolio turnover rate 12.2% 24.8% 13.4% 20.5% 3.9% 15.9%
Net assets, end of
period (in millions) $977 $995 $1,529 $2,158 $2,189 $1,923
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Maryland Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
NET ASSET VALUE
Beginning of period $ 9.83 $ 10.83 $ 11.00 $ 11.23 $ 10.61 $ 10.61
Investment activities
Net investment
income
(1)(2)
0.16 0.29 0.26 0.30 0.31 0.33
Net realized and
unrealized gain/loss (0.03) (0.97) (0.17) (0.23) 0.63 0.01
Total from
investment activities 0.13 (0.68) 0.09 0.07 0.94 0.34
Distributions
Net investment
income (0.16) (0.29) (0.26) (0.30) (0.32) (0.33)
Net realized gain — (0.03) — — — (0.01)
Total distributions (0.16) (0.32) (0.26) (0.30) (0.32) (0.34)
NET ASSET VALUE
End of period $ 9.80 $ 9.83 $ 10.83 $ 11.00 $ 11.23 $ 10.61

T. ROWE PRICE Maryland Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
Ratios/Supplemental Data
Total return
(2)(3)
1.30% (6.27)% 0.81% 0.65% 8.93% 3.25%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.42%
(4)
0.42% 0.40% 0.40% 0.40% 0.41%
Net expenses after
waivers/payments
by Price Associates 0.42%
(4)
0.42% 0.40% 0.40% 0.40% 0.41%
Net investment
income 3.21%
(4)
2.93% 2.36% 2.73% 2.87% 3.12%
Portfolio turnover rate 12.2% 24.8% 13.4% 20.5% 3.9% 15.9%
Net assets, end of
period (in thousands) $1,208,743 $1,208,189 $1,211,340 $473,079 $485,195 $352,649
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Maryland Tax-Free Bond Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.0%
DISTRICT OF COLUMBIA 1.1%
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/46  3,905 3,703
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/42  5,000 5,446
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  3,625 4,007
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/33  3,250 3,425
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  8,145 8,398
24,979
MARYLAND 93.5%
Annapolis, Series A, GO, 4.00%, 8/1/40  1,940 1,926
Annapolis, Series A, GO, 4.00%, 8/1/41  2,025 1,997
Annapolis, Series A, GO, 4.00%, 8/1/42  1,080 1,060
Annapolis, Series A, GO, 5.00%, 8/1/43  490 533
Annapolis, Series A, GO, 5.00%, 8/1/46  565 611
Annapolis, Series A, GO, 5.00%, 8/1/48  625 673
Annapolis, Series A, GO, 5.00%, 8/1/52  2,845 3,052
Anne Arundel County Consolidated Special Taxing Dist., Villages
at Two Rivers Project, 4.90%, 7/1/30  2,620 2,624
Anne Arundel County Consolidated Special Taxing Dist., Villages
at Two Rivers Project, 5.125%, 7/1/36  3,315 3,324
Anne Arundel County Consolidated Special Taxing Dist., Villages
at Two Rivers Project, 5.25%, 7/1/44  7,300 7,302
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/24  470 470
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/25  580 580
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/32  4,220 4,222
Anne Arundel County, Annapolis Area Christian School, Series A,
6.50%, 7/1/33  2,555 2,524
Anne Arundel County, Annapolis Area Christian School, Series A,
6.75%, 7/1/43  4,970 4,879
Anne Arundel County, Consolidated General Improvement, GO,
3.00%, 10/1/38  6,220 5,414
Anne Arundel County, Consolidated General Improvement, GO,
3.00%, 10/1/49  6,680 5,106
Anne Arundel County, Consolidated General Improvement, GO,
4.00%, 10/1/47  9,230 8,983
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/35  4,615 5,271

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/37  1,100 1,128
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/38  2,000 2,073
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/39  3,105 3,175
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/40  3,610 3,723
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/41  3,105 3,169
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/42  1,450 1,478
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/43  4,125 4,238
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/44  4,255 4,657
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/45  4,350 4,426
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/46  10,830 11,095
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/47  4,015 4,366
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/48  27,800 29,377
Anne Arundel County, Consolidated General Improvement,
Series 2016, GO, 5.00%, 10/1/41  1,450 1,480
Anne Arundel County, Consolidated General Improvement,
Series 2018, GO, 5.00%, 10/1/37  6,480 6,817
Anne Arundel County, Consolidated Water & Sewer, GO, 3.00%,
10/1/38  2,300 2,002
Anne Arundel County, Consolidated Water & Sewer, GO, 4.50%,
4/1/44  11,250 11,258
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/35  1,445 1,481
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/37  1,805 1,874
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/39  1,125 1,164
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/40  12,345 12,548
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/40  2,125 2,192
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/42  3,105 3,165
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/45  12,925 13,097

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/46  5,375 5,506
Anne Arundel County, Consolidated Water & Sewer, Series 2017,
GO, 5.00%, 10/1/38  2,125 2,202
Anne Arundel County, Consolidated Water & Sewer, Series 2018,
GO, 5.00%, 10/1/47  5,000 5,173
Anne Arundel County, Consolidated Water & Sewer, Series 2020,
GO, 5.00%, 10/1/38  2,470 2,666
Anne Arundel County, Recreational Fac. Improvements, GO,
5.00%, 10/1/40  3,105 3,172
Anne Arundel County, Recreational Fac. Improvements, GO,
5.00%, 10/1/45  9,315 9,477
Anne Arundel County, Sewer Improvements, GO, 5.00%, 10/1/43  10,830 11,126
Anne Arundel County, Water Utility Improvement, GO, 5.00%,
4/1/33  2,600 2,670
Anne Arundel County, Water Utility Improvement, GO, 5.00%,
4/1/34  7,655 7,857
Anne Arundel County, Water Utility Improvement, GO, 5.00%,
4/1/35  7,655 7,845
Anne County Arundel, Consolidated Water & Sewer, GO, 5.00%,
4/1/43  1,030 1,131
Anne County Arundel, Consolidated Water & Sewer, GO, 5.00%,
10/1/47  2,195 2,387
Baltimore County, GO, 4.00%, 3/1/39  3,025 3,025
Baltimore County, GO, 4.00%, 3/1/40  3,580 3,564
Baltimore County, Consolidated Public Improvement, GO, 3.00%,
3/1/39  5,000 4,300
Baltimore County, Consolidated Public Improvement, GO, 4.00%,
2/1/34  7,750 7,751
Baltimore County, Metropolitan Dist. 77th Issue, GO, 5.00%,
8/1/41  4,255 4,282
Baltimore County, Metropolitan Dist. 77th Issue, GO, 5.00%,
8/1/44  8,400 8,444
Baltimore County, Metropolitan Dist. 78th Issue, GO, 5.00%,
2/1/46  10,000 10,194
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/38  610 611
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/41  3,215 3,200
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/42  9,595 9,545
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/45  1,700 1,667
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/48  5,365 5,202
Baltimore County, Metropolitan Dist. 83rd Issue, GO, 4.00%,
3/1/39  3,750 3,750

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Baltimore County, Metropolitan Dist. 84th Issue, GO, 5.00%,
3/1/48  10,920 11,829
Baltimore County, Metropolitan Dist. 84th Issue, GO, 5.00%,
3/1/49  4,280 4,630
Baltimore County, Metropolitan Dist. 84th Issue, GO, 5.00%,
3/1/53  13,000 14,007
Baltimore County, Oak Crest Village, 4.00%, 1/1/38  845 782
Baltimore County, Oak Crest Village, 4.00%, 1/1/39  600 550
Baltimore County, Oak Crest Village, 4.00%, 1/1/40  755 684
Baltimore County, Oak Crest Village, 4.00%, 1/1/50  5,640 4,709
Baltimore County, Oak Crest Village, 5.00%, 1/1/24  855 856
Baltimore County, Oak Crest Village, 5.00%, 1/1/25  1,065 1,074
Baltimore County, Oak Crest Village, 5.00%, 1/1/27  1,155 1,176
Baltimore County, Oak Crest Village, 5.00%, 1/1/28  1,250 1,275
Baltimore County, Oak Crest Village, 5.00%, 1/1/29  1,035 1,056
Baltimore County, Oak Crest Village, 5.00%, 1/1/30  1,040 1,061
Baltimore County, Oak Crest Village, 5.00%, 1/1/37  7,345 7,435
Baltimore County, Riverwood Village, 4.00%, 1/1/34  235 229
Baltimore County, Riverwood Village, 4.00%, 1/1/45  5,295 4,595
Baltimore County, Riverwood Village, 4.00%, 1/1/50  9,965 8,346
Baltimore County, Riverwood Village, Series 2020, 4.00%, 1/1/36  250 238
Baltimore, Center/West Dev., Series A, 5.375%, 6/1/36  1,000 1,006
Baltimore, Center/West Dev., Series A, 5.50%, 6/1/43  1,450 1,457
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/25  590 595
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/26  375 379
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/27  520 525
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/28  1,215 1,228
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/29  930 940
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/30  515 520
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/33  415 419
Baltimore, East Baltimore Research Park, Series A, 5.00%, 9/1/38  1,865 1,849
Baltimore, Harbor Point Project, 4.50%, 6/1/33  400 389
Baltimore, Harbor Point Project, 4.75%, 6/1/31  2,025 2,009
Baltimore, Harbor Point Project, 4.875%, 6/1/42  875 836
Baltimore, Harbor Point Project, 5.00%, 6/1/36  3,800 3,774
Baltimore, Harbor Point Project, 5.00%, 6/1/51  5,700 5,389
Baltimore, Harbor Point Project, 5.125%, 6/1/43  8,200 8,005
Baltimore, Harbor Point Project, Series A, 3.20%, 6/1/30  (1) 200 180
Baltimore, Harbor Point Project, Series A, 3.25%, 6/1/31  (1) 220 196
Baltimore, Harbor Point Project, Series A, 3.30%, 6/1/32  (1) 250 221
Baltimore, Harbor Point Project, Series A, 3.35%, 6/1/33  (1) 270 236
Baltimore, Harbor Point Project, Series A, 3.50%, 6/1/39  (1) 650 536
Baltimore, Harbor Point Project, Series A, 3.625%, 6/1/46  (1) 4,000 3,177
Baltimore, Harbor Point Project, Series B, 3.55%, 6/1/34  (1) 325 281
Baltimore, Harbor Point Project, Series B, 3.70%, 6/1/39  (1) 450 372
Baltimore, Harbor Point Project, Series B, 3.875%, 6/1/46  (1) 670 536

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Baltimore, Water Project, Series A, 5.00%, 7/1/28  (2)(3) 250 259
Brunswick, Brunswick Crossing Special Taxing Dist., 3.00%,
7/1/24  495 490
Brunswick, Brunswick Crossing Special Taxing Dist., 4.00%,
7/1/29  960 933
Brunswick, Brunswick Crossing Special Taxing Dist., 5.00%,
7/1/36  1,548 1,556
Charles County, Consolidated Public Improvement, GO, 4.00%,
10/1/48  1,135 1,100
Charles County, Consolidated Public Improvement, GO, 4.50%,
10/1/52  3,145 3,169
Frederick County, Public Facilities Project, Series A, GO, 2.00%,
10/1/39  9,330 6,532
Frederick County, Public Facilities Project, Series A, GO, 4.00%,
4/1/42  5,780 5,750
Frederick County, Public Facilities Project, Series A, GO, 4.00%,
4/1/43  4,195 4,158
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/31  4,385 4,467
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/32  1,995 2,013
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/33  1,815 1,824
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/34  1,000 1,009
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/36  1,600 1,588
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/37  1,200 1,173
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/39  585 548
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/40  1,155 1,071
Frederick County, Urbana Community Dev. Auth., Series A, 5.00%,
7/1/25  1,000 1,022
Frederick County, Urbana Community Dev. Auth., Series A, 5.00%,
7/1/27  1,550 1,627
Frederick County, Urbana Community Dev. Auth., Series A, 5.00%,
7/1/28  2,645 2,818
Frederick County, Urbana Community Dev. Auth., Series A, 5.00%,
7/1/29  2,545 2,731
Frederick County, Urbana Community Dev. Auth., Series C, 4.00%,
7/1/50  (1) 5,950 5,108
Gaithersburg, Asbury Obligated Group, 4.50%, 1/1/42  5,000 4,232
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  1,190 1,179
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  10,140 9,858
Gaithersburg, Asbury Obligated Group, Series B, 5.00%, 1/1/27  3,565 3,573

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Harford County, Beechtree Estates Project, 4.00%, 7/1/36  750 749
Harford County, Beechtree Estates Project, 4.00%, 7/1/40  885 817
Howard County Housing Commission, Columbia Landing
Apartments, Series A, 1.60%, 6/1/29  5,000 4,365
Howard County Housing Commission, Gateway Village Apts,
4.00%, 6/1/46  5,425 4,810
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/29  1,055 1,115
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/30  1,035 1,093
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/31  750 792
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/32  550 579
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/37  7,350 7,608
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/42  5,000 5,141
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/46  10,000 10,241
Howard County, Annapolis Junction Town Center Project, 5.80%,
2/15/34  725 700
Howard County, Annapolis Junction Town Center Project, 6.10%,
2/15/44  1,425 1,355
Howard County, Consolidated Public Improvement, Series A, GO,
4.00%, 8/15/36  6,610 6,819
Howard County, Consolidated Public Improvement, Series A, GO,
4.00%, 8/15/37  1,000 1,021
Howard County, Downtown Columbia Project, Series A, 4.00%,
2/15/28  (1) 480 469
Howard County, Downtown Columbia Project, Series A, 4.125%,
2/15/34  (1) 1,000 943
Howard County, Downtown Columbia Project, Series A, 4.375%,
2/15/39  (1) 1,000 930
Howard County, Downtown Columbia Project, Series A, 4.50%,
2/15/47  (1) 2,950 2,632
Howard County, Metropolitan District Project, Series B, GO,
3.00%, 8/15/49  850 651
Howard County, Patuxent Square Apts, VRDN, 4.75%, 10/1/36
(Tender 4/1/29)  (4) 2,080 2,081
Maryland CDA, 4.65%, 9/1/37  6,000 6,077
Maryland CDA, 4.95%, 9/1/42  4,500 4,543
Maryland CDA, 6.00%, 3/1/53  6,925 7,393
Maryland CDA, Series A, 3.00%, 9/1/51  12,675 12,173
Maryland CDA, Series A, 3.375%, 9/1/34  1,515 1,432
Maryland CDA, Series A, 3.75%, 3/1/50  11,055 10,844
Maryland CDA, Series A, 4.50%, 9/1/48  6,430 6,420

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland CDA, Series A, 5.00%, 9/1/52  4,880 4,983
Maryland CDA, Series B, 3.00%, 9/1/51  32,160 30,754
Maryland CDA, Series B, 3.20%, 9/1/39  10,000 8,581
Maryland CDA, Series B, 4.35%, 7/1/43  7,500 6,962
Maryland CDA, Series B, 4.50%, 9/1/48  (4) 5,730 5,683
Maryland CDA, Series C, 2.60%, 1/1/42  2,155 1,545
Maryland CDA, Series C, 3.50%, 3/1/50  4,460 4,354
Maryland CDA, Series C, 4.55%, 7/1/43  4,150 4,023
Maryland CDA, Series C, 5.00%, 9/1/26  375 391
Maryland CDA, Series C, 5.00%, 9/1/27  770 815
Maryland CDA, Series C, 5.00%, 9/1/28  1,160 1,246
Maryland CDA, Series C, 5.00%, 9/1/29  2,975 3,205
Maryland CDA, Series C, 5.00%, 3/1/30  740 792
Maryland CDA, Series C, 5.00%, 3/1/31  1,500 1,603
Maryland CDA, Series C, 5.15%, 7/1/42  2,500 2,544
Maryland CDA, Series C, 5.75%, 9/1/54  6,250 6,654
Maryland CDA, Series F, 5.00%, 7/1/48  980 980
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/38  1,115 1,236
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/43  1,500 1,629
Maryland CDA, Glen Manor Apts, Series G, 4.70%, 1/1/31  4,950 4,953
Maryland DOT, COP, 5.00%, 10/15/23  (4) 1,035 1,036
Maryland DOT, Series B, 4.00%, 8/1/39  (4) 2,340 2,229
Maryland DOT, Series B, 4.00%, 8/1/40  (4) 4,325 4,082
Maryland DOT, Series B, 4.00%, 8/1/41  (4) 3,125 2,924
Maryland DOT, Series B, 4.00%, 8/1/51  (4) 34,755 30,476
Maryland DOT, Series B, 5.00%, 8/1/31  (4) 1,125 1,215
Maryland DOT, Series B, 5.00%, 8/1/32  (4) 1,420 1,532
Maryland DOT, Series B, 5.00%, 8/1/46  (4) 19,250 19,777
Maryland Economic Dev., Air Cargo Obligated Group, 4.00%,
7/1/39  (4) 3,060 2,725
Maryland Economic Dev., Air Cargo Obligated Group, 4.00%,
7/1/44  (4) 4,800 4,044
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/24  (4) 325 326
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/25  (4) 510 514
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/26  (4) 690 699
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/28  (4) 310 319
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/29  (4) 225 233
Maryland Economic Dev., Annapolis Mobility & Resilience Project,
5.00%, 12/31/37  3,795 3,920

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Annapolis Mobility & Resilience Project,
5.00%, 12/31/42  3,970 4,018
Maryland Economic Dev., Annapolis Mobility & Resilience Project,
5.25%, 12/31/47  5,940 6,080
Maryland Economic Dev., Annapolis Mobility & Resilience Project,
5.25%, 6/30/53  1,185 1,208
Maryland Economic Dev., Baltimore City Project, Series A, 5.00%,
6/1/58  2,500 2,374
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/28  690 693
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/29  815 820
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/30  565 568
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/31  880 882
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/32  815 814
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/34  735 725
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/35  260 253
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/40  3,055 2,798
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/50  12,335 10,475
Maryland Economic Dev., Bowie State Univ. Project, 5.00%, 6/1/25  950 964
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29  (1) 1,680 1,723
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33  (1) 2,000 2,045
Maryland Economic Dev., Bowie State Univ. Project, 5.00%, 7/1/55  12,990 13,010
Maryland Economic Dev., Constellation Energy Group, Series B,
VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  10,000 10,083
Maryland Economic Dev., Morgan State Univ. Project, 4.00%,
7/1/40  5,055 4,747
Maryland Economic Dev., Morgan State Univ. Project, 4.25%,
7/1/50  3,500 3,196
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/24  1,225 1,235
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/25  1,285 1,310
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/26  600 619
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/27  665 695
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/28  490 519
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/29  810 866
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/30  1,095 1,181
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/31  1,000 1,087
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/32  1,805 1,970

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/34  2,500 2,703
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/50  11,970 12,156
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/56  17,225 17,422
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/32  500 555
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/33  545 602
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.375%, 7/1/38  1,220 1,315
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.75%, 7/1/53  8,140 8,781
Maryland Economic Dev., Morgan State Univ. Project, Series A,
6.00%, 7/1/58  7,900 8,634
Maryland Economic Dev., Purple Line Light Rail Project, Series A,
5.00%, 11/12/28  (4) 6,905 7,048
Maryland Economic Dev., Purple Line Light Rail Project, Series B,
5.00%, 6/30/40  (4) 1,750 1,783
Maryland Economic Dev., Purple Line Light Rail Project, Series B,
5.00%, 6/30/41  (4) 2,850 2,887
Maryland Economic Dev., Purple Line Light Rail Project, Series B,
5.00%, 12/31/41  (4) 2,500 2,532
Maryland Economic Dev., Purple Line Light Rail Project, Series B,
5.25%, 6/30/47  (4) 2,350 2,372
Maryland Economic Dev., Purple Line Light Rail Project, Series B,
5.25%, 6/30/52  (4) 4,000 4,012
Maryland Economic Dev., Purple Line Light Rail Project, Series B,
5.25%, 6/30/55  (4) 37,815 37,864
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/27  700 700
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/30  805 805
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/34  1,000 983
Maryland Economic Dev., Seagirt Marine Terminal Project, 5.00%,
6/1/44  (4) 5,650 5,677
Maryland Economic Dev., Seagirt Marine Terminal Project, 5.00%,
6/1/49  (4) 16,805 16,715
Maryland Economic Dev., Towson Univ. Project, 4.00%, 7/1/24  465 464
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/25  400 403
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/27  1,495 1,496
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/28  175 178
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/29  1,775 1,776
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30  325 329
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/31  375 378
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/32  325 327
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/36  2,100 2,082
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/37  3,000 2,964

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/27  185 188
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/29  215 218
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/24  1,445 1,458
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  1,000 1,008
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  500 521
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  500 521
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31  4,350 4,533
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  2,000 2,083
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  8,655 8,953
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/24  (5) 420 421
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/25  (5) 470 474
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/26  (5) 505 512
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/27  (5) 800 830
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/28  (5) 525 544
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/29  (5) 560 580
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/30  (5) 1,325 1,373
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/31  (5) 705 731
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/24  (5) 1,700 1,703
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/25  (5) 2,010 2,025
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/26  (5) 1,815 1,838
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/27  (5) 2,280 2,362
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/28  (5) 3,405 3,526
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/29  (5) 3,100 3,208

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/30  (5) 3,930 4,069
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/31  (5) 3,765 3,899
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/35  (5) 11,075 11,434
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/43  (5) 4,560 4,618
Maryland Economic Dev., Univ. of Maryland Project, 4.00%, 7/1/25  600 594
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/26  635 639
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/27  500 503
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/31  1,850 1,857
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/35  3,845 3,845
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/39  3,850 3,784
Maryland Economic Dev., Univ. Village at Sheppard Pratt, 5.00%,
7/1/27  1,600 1,600
Maryland Economic Dev., Univ. Village at Sheppard Pratt, 5.00%,
7/1/33  2,570 2,560
Maryland HHEFA, 4.00%, 7/1/39 (Prerefunded 7/1/24)  (6) 2,475 2,487
Maryland HHEFA, 5.875%, 7/1/43  (1) 2,000 1,973
Maryland HHEFA, 6.125%, 7/1/53  (1) 3,745 3,692
Maryland HHEFA, 6.25%, 7/1/63  (1) 6,000 5,904
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/28  950 949
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/30  510 508
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/24  545 546
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/26  910 926
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/27  430 442
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/28  375 389
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/29  580 607
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/30  555 584
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/36  2,340 2,386
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36  1,540 1,583
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46  18,475 18,611
Maryland HHEFA, Adventist Healthcare, Series B, 4.00%, 1/1/34  2,565 2,509
Maryland HHEFA, Adventist Healthcare, Series B, 4.00%, 1/1/35  1,840 1,764
Maryland HHEFA, Andrews Public Charter, 5.50%, 5/1/42  (1) 820 766
Maryland HHEFA, Andrews Public Charter, 5.50%, 5/1/52  (1) 1,500 1,356
Maryland HHEFA, Broadmead, Series A, 4.00%, 7/1/35  280 257
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/26  780 797
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/28  205 211
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/29  1,000 1,029
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/31  530 543
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/32  1,000 1,023
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/38  2,830 2,858
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/43  2,800 2,793
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/48  7,000 6,873

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27  1,200 1,232
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/28  605 623
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/36  2,835 2,903
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/45  14,760 14,853
Maryland HHEFA, City Neighbors Charter School, Series A, 6.75%,
7/1/44  2,645 2,647
Maryland HHEFA, Edenwald Issue, Retirement Fac., 3.125%,
1/1/24  200 199
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%, 1/1/29  1,515 1,472
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.125%,
1/1/30  995 966
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/25  875 882
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/26  1,015 1,024
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/27  1,920 1,936
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/28  2,070 2,086
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.25%, 1/1/37  17,730 17,787
Maryland HHEFA, Frederick Health System, 4.00%, 7/1/45  5,000 4,541
Maryland HHEFA, Frederick Health System, 4.00%, 7/1/50  11,565 10,206
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
2.50%, 7/1/51  3,970 2,425
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
3.00%, 7/1/46  12,575 9,204
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
4.00%, 7/1/37  4,380 4,252
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
4.00%, 7/1/40  5,000 4,701
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27  (1) 285 284
Maryland HHEFA, Green Street Academy, Series A, 5.125%,
7/1/37  (1) 1,265 1,212
Maryland HHEFA, Green Street Academy, Series A, 5.25%,
7/1/47  (1) 1,800 1,649
Maryland HHEFA, Green Street Academy, Series A, 5.375%,
7/1/52  (1) 1,530 1,399
Maryland HHEFA, Helix Health Issue, 5.00%, 7/1/27  (3)(7) 6,875 7,121
Maryland HHEFA, Johns Hopkins Medical Institution, 5.50%,
7/1/26  (7) 1,505 1,515
Maryland HHEFA, Johns Hopkins Medical Institution, Series A,
5.00%, 5/15/37  5,000 5,089
Maryland HHEFA, Johns Hopkins Medical Institution, Series B,
4.60%, 7/1/38  (7) 490 493
Maryland HHEFA, Johns Hopkins Univ., Series B, 4.25%, 7/1/41  5,475 5,475
Maryland HHEFA, Johns Hopkins Univ., Series B, 5.00%, 7/1/38  6,590 6,591

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/31  1,060 1,104
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/32  1,210 1,258
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/33  1,175 1,217
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/34  3,925 4,109
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/47  31,350 31,406
Maryland HHEFA, LifeBridge Health, Series 2016, 5.00%, 7/1/47  24,745 24,942
Maryland HHEFA, LifeBridge Health, Series 2017, 5.00%, 7/1/33  1,015 1,063
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/30  480 482
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/33  1,210 1,213
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/39  5,505 5,287
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/45  7,330 6,747
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/27  435 442
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/28  500 509
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/32  595 606
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/45  8,510 8,570
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/24  500 507
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/49  8,440 8,690
Maryland HHEFA, Maryland Institute College of Art, 4.00%, 6/1/24  700 700
Maryland HHEFA, Maryland Institute College of Art, 4.00%, 6/1/42  2,435 2,174
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/24  250 252
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/25  100 101
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/26  225 231
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/27  850 873
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/28  650 668
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/29  1,295 1,296
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/30  1,020 1,048
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/31  680 698
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/32  890 913
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/33  300 308
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/34  1,005 1,006
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/35  275 282
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/36  650 663
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/42  3,000 3,030
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/47  11,630 11,631
Maryland HHEFA, Maryland Institute College of Art, Series 2017,
5.00%, 6/1/25  260 264
Maryland HHEFA, Maryland Institute College of Art, Series 2017,
5.00%, 6/1/28  300 308
Maryland HHEFA, Maryland Institute College of Art, Series 2017,
5.00%, 6/1/29  315 324
Maryland HHEFA, Maryland Institute College of Art, Series 2017,
5.00%, 6/1/34  1,330 1,365
Maryland HHEFA, Maryland Institute College of Art, Series 2017,
5.00%, 6/1/36  575 587
Maryland HHEFA, Medlantic/Helix Issue, Series A, 5.25%,
8/15/38  (5) 7,955 8,731

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Medlantic/Helix Issue, Series B, 5.25%,
8/15/38  (7) 16,030 17,017
Maryland HHEFA, MedStar Health, 4.00%, 8/15/45  1,165 1,073
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31  5,080 5,175
Maryland HHEFA, MedStar Health, 5.00%, 8/15/38  900 910
Maryland HHEFA, MedStar Health, 5.00%, 8/15/42  13,285 13,394
Maryland HHEFA, MedStar Health, Series A, 4.00%, 5/15/47  8,840 8,067
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/27  4,005 4,007
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/38  2,045 2,046
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/41  10,840 10,840
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/42  5,870 5,984
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  31,620 32,123
Maryland HHEFA, MedStar Health, Series B, 4.00%, 8/15/38  885 857
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/31  5,615 5,617
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/33  2,000 2,001
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/38  10,520 10,234
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/32  1,830 1,871
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/33  1,000 1,022
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/34  1,200 1,228
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/36  1,500 1,525
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/38  6,345 6,384
Maryland HHEFA, Meritus Medical Center, 4.00%, 7/1/30  945 930
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28  1,030 1,048
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/34  1,000 1,017
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/40  16,375 16,479
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  19,035 19,127
Maryland HHEFA, Peninsula Regional Health System, Series A,
4.00%, 7/1/48  13,160 11,425
Maryland HHEFA, Saint John's College, 4.00%, 10/1/40  1,000 916
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/35  1,225 1,207
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/36  350 340
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/37  2,520 2,409
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/39  1,525 1,422
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/40  400 369
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/41  1,375 1,257
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/29  825 876
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/31  1,205 1,299
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/33  1,375 1,474
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  5,265 4,617
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  11,135 9,480
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  10,185 8,515
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/33  5,305 5,449

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/34  2,910 2,986
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/35  2,100 2,150
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/34  500 523
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
4.00%, 7/1/48  5,000 4,582
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
VRDN, 3.93%, 7/1/41  7,185 7,185
Maryland IDA, McDonogh School, 4.00%, 9/1/43  1,000 924
Maryland IDA, McDonogh School, 4.00%, 9/1/48  1,600 1,431
Maryland Stadium Auth. Built to Learn Revenue, 4.00%, 6/1/37  4,000 3,957
Maryland Stadium Auth. Built to Learn Revenue, Series A, 4.00%,
6/1/41  3,135 3,081
Maryland Stadium Auth. Built to Learn Revenue, Series A, 4.00%,
6/1/47  5,000 4,766
Maryland Stadium Auth. Built to Learn Revenue, Series A, 4.00%,
6/1/52  3,380 3,146
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/37  5,250 5,525
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50  40,860 43,670
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  13,590 14,578
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Unrefunded Balance, Series A,
5.00%, 5/1/47  7,825 8,064
Maryland Transportation Auth., Series A, 2.50%, 7/1/47  4,915 3,351
Maryland Transportation Auth., Series A, 3.00%, 7/1/47  1,640 1,245
Maryland Transportation Auth., Series A, 5.00%, 7/1/34  1,325 1,506
Maryland Transportation Auth., Series A, 5.00%, 7/1/46  7,385 7,855
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/33  (4) 3,250 3,238
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/37  (4) 7,530 7,341
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/38  (4) 7,830 7,505
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/39  (4) 8,145 7,760
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/24  (4) 2,560 2,561
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/25  (4) 2,690 2,691
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/26  (4) 2,820 2,821

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/27  (4) 2,965 2,966
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/30  (4) 4,615 4,902
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
Series 2012A, 5.00%, 6/1/28  (4) 2,000 2,101
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
Series 2019, 5.00%, 6/1/28  (4) 3,110 3,111
Maryland Transportation Auth., Transportation Fac. Project, 4.00%,
7/1/45  8,170 7,931
Maryland Transportation Auth., Transportation Fac. Project, 4.00%,
7/1/50  15,035 14,294
Montgomery County, Series E, GO, VRDN, 4.05%, 11/1/37  12,775 12,775
Montgomery County Housing Opportunities Commission,
Series A, 3.00%, 1/1/50  7,000 6,677
Montgomery County Housing Opportunities Commission,
Series A, 4.00%, 7/1/46  840 838
Montgomery County Housing Opportunities Commission,
Series A, 5.00%, 7/1/52  3,895 3,977
Montgomery County Housing Opportunities Commission,
Series A, 5.75%, 7/1/54  7,880 8,434
Montgomery County Housing Opportunities Commission,
Series C, 2.85%, 1/1/51  32,930 22,648
Montgomery County, Consolidated Public Improvement, Series A,
GO, 3.75%, 11/1/38  1,000 977
Montgomery County, Consolidated Public Improvement Project,
Series A, GO, 2.00%, 8/1/41  5,000 3,353
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  3,500 2,891
Montgomery County, Trinity Healthcare, 4.00%, 12/1/44  10,740 10,153
Montgomery County, Trinity Healthcare, 5.00%, 12/1/44  17,250 17,401
Montgomery County, West Germantown Dev. Dist., 4.00%, 7/1/24  930 933
Montgomery County, West Germantown Dev. Dist., 4.00%, 7/1/26  505 507
Montgomery County, West Germantown Dev. Dist., 4.00%, 7/1/27  1,000 1,004
Prince George's County, National Harbor Project, 5.00%, 7/1/31  2,535 2,876
Prince George's County, National Harbor Project, 5.00%, 7/1/32  1,160 1,330
Prince George's County, Westphalia Town Center Project, 5.00%,
7/1/30  (1) 600 601
Prince George's County, Westphalia Town Center Project, 5.125%,
7/1/39  (1) 1,350 1,315
Prince George's County, Westphalia Town Center Project, 5.25%,
7/1/48  (1) 4,500 4,344
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/24  1,785 1,776
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/26  1,000 983
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/30  790 753
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/32  525 493
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  5,090 4,591

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/23  750 749
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/25  500 494
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/26  500 491
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/28  1,375 1,332
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/30  1,515 1,445
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  1,000 917
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  1,000 807
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,675 1,335
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  4,750 4,111
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  7,170 6,021
Saint Mary's County, GO, 4.00%, 8/1/38  1,450 1,457
Saint Mary's County, GO, 4.00%, 8/1/39  1,975 1,963
Saint Mary's County, GO, 4.00%, 8/1/40  2,050 2,023
Saint Mary's County, GO, 4.00%, 8/1/41  1,000 986
Saint Mary's County, GO, 4.00%, 8/1/42  2,220 2,179
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/51  17,830 16,448
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/28  1,875 1,747
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/29  1,950 1,784
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,500 1,215
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  5,100 3,782
Washington Suburban Sanitary Commission, Series A, VRDN,
BAN, 3.95%, 6/1/24  6,000 6,000
Washington Suburban Sanitary Commission, Series B, GO, VRDN,
BAN, 3.97%, 6/1/24  200 200
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 2.25%, 6/1/41  3,710 2,637
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 3.00%, 6/1/44  5,845 4,696
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 4.00%, 6/1/36  10,000 10,154
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 4.00%, 6/1/47  5,260 5,120
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 4.00%, 6/1/48  5,000 4,847
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 4.00%, 6/1/50  7,000 6,742
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 4.00%, 6/1/51  10,000 9,617
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 5.00%, 6/1/35  2,225 2,321
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 5.00%, 6/1/38  12,585 12,995

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 5.00%, 6/1/41  1,670 1,848
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, Series 2018, 4.00%, 6/1/41  5,000 4,976
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34
(Prerefunded 7/1/24)  (6) 3,040 3,078
Westminster, Carroll Lutheran Village, 5.125%, 7/1/40
(Prerefunded 7/1/24)  (6) 3,020 3,058
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44 (Prerefunded
7/1/24)  (6) 6,570 6,672
Westminster, Lutheran Village at Millers Grant, Series A, 5.00%,
7/1/24  195 195
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34  2,800 2,817
Westminster, Lutheran Village at Millers Grant, Series A, 6.125%,
7/1/39  2,500 2,511
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  2,740 2,751
2,043,013
PUERTO RICO 4.4%
Puerto Rico Commonwealth, GO, VR, 11/1/43  (8) 11,912 6,135
Puerto Rico Commonwealth, GO, VR, 11/1/51  (8) 8,575 4,427
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33  (1) 3,400 3,435
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  343 331
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  2,709 1,647
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  9,445 8,823
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  7,717 7,073
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  4,024 3,609
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  2,208 1,903
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,000 1,042
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  — —
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42  (9)(10) 55 15
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36  (9)(10) 4,690 1,278
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27  (9)
(10) 850 232
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/30  (9)
(10) 1,925 525

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27  (9)
(10) 85 23
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28  (9)
(10) 210 57
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20  (9)(10) 270 74
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24  (9)(10) 1,045 285
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25  (9)(10) 340 93
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26  (9)(10) 415 113
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27  (9)(10) 55 15
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37  (9)(10) 1,760 480
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28  (9)
(10) 45 12
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33  (9)
(10) 460 125
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18  (9)
(10) 225 61
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27  (9)(10) 95 26
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40  (9)(10) 255 69
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36  (9)(10) 195 53
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17  (9)(10) 65 18
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17  (9)(10) 110 30
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19  (9)(10) 1,110 302
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28  (9)(10) 90 25
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19  (9)(10) 830 226
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23  (9)(10) 240 65
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24  (9)(10) 95 26
Puerto Rico Highway & Transportation Auth., Restructured,
Series C, STEP, 0.00%, 7/1/53  2,000 1,262
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  21,570 20,167
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  14,000 13,551
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.536%,
7/1/53  3,249 2,932
Puerto Rico Sales Tax Fin., Restructured, Series B-1, Zero
Coupon, 7/1/46  4,613 1,265
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  10,592 10,032
Puerto Rico Sales Tax Fin., Restructured, Converted, Series A-2,
4.329%, 7/1/40  4,180 3,954
95,816
Total Investments in Securities
99.0% of Net Assets
(Cost $2,298,967) $ 2,163,808

T. ROWE PRICE Maryland Tax-Free Bond Fund

The accompanying notes are an integral part of these financial statements.
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$47,515 and represents 2.2% of net assets.
(2) Insured by Financial Guaranty Insurance Company
(3) Escrowed to maturity
(4) Interest subject to alternative minimum tax.
(5) Insured by Assured Guaranty Municipal Corporation
(6) Prerefunded date is used in determining portfolio maturity.
(7) Insured by AMBAC Assurance Corporation
(8) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(9) Non-income producing
(10) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
COP Certificate of Participation
DOT Department of Transportation
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Tax-Free Bond Fund
August 31, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $2,298,967) $ 2,163,808
Interest receivable 24,075
Cash 4,664
Receivable for shares sold 1,831
Other assets 35
Total assets 2,194,413
Liabilities
Payable for investment securities purchased 4,557
Payable for shares redeemed 1,873
Investment management fees payable 717
Due to affiliates 38
Payable to directors 1
Other liabilities 1,480
Total liabilities 8,666
NET ASSETS $ 2,185,747
Net Assets Consist of:
Total distributable earnings (loss) $ (181,948)
Paid-in capital applicable to 223,191,106 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 2,367,695
NET ASSETS $ 2,185,747
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $977,004; Shares outstanding: 99,792,944) $ 9.79
I Class
(Net assets: $1,208,743; Shares outstanding: 123,398,162) $ 9.80

T. ROWE PRICE Maryland Tax-Free Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/23
Investment Income (Loss)
Interest income $ 40,455
Expenses
Investment management 4,302
Shareholder servicing
Investor Class $ 607
I Class 87 694
Prospectus and shareholder reports
Investor Class 25
I Class 7 32
Custody and accounting 116
Registration 25
Legal and audit 20
Proxy and annual meeting 18
Directors 4
Miscellaneous 14
Waived / paid by Price Associates (200)
Total expenses 5,025
Net investment income 35,430
Realized and Unrealized Gain / Loss –
Net realized loss on securities (17,327)
Change in net unrealized gain / loss on securities 9,621
Net realized and unrealized gain / loss (7,706)
INCREASE IN NET ASSETS FROM OPERATIONS
$ 27,724

T. ROWE PRICE Maryland Tax-Free Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
8/31/23
Year
Ended
2/28/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 35,430 $ 68,001
Net realized loss (17,327) (30,317)
Change in net unrealized gain / loss 9,621 (213,597)
Increase (decrease) in net assets from operations 27,724 (175,913)
Distributions to shareholders
Net earnings
Investor Class (15,558) (34,017)
I Class (19,503) (40,027)
Decrease in net assets from distributions (35,061) (74,044)
Capital share transactions
*
Shares sold
Investor Class 81,412 352,733
I Class 54,640 396,864
Distributions reinvested
Investor Class 13,789 29,915
I Class 13,598 27,657
Shares redeemed
Investor Class (110,213) (796,758)
I Class (63,538) (297,837)
Decrease in net assets from capital share
transactions (10,312) (287,426)

T. ROWE PRICE Maryland Tax-Free Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/23
Year
Ended
2/28/23
Net Assets
Decrease during period (17,649) (537,383)
Beginning of period 2,203,396 2,740,779
End of period $ 2,185,747 $ 2,203,396
*Share information (000s)
Shares sold
Investor Class 8,218 35,284
I Class 5,502 38,151
Distributions reinvested
Investor Class 1,391 3,004
I Class 1,371 2,778
Shares redeemed
Investor Class (11,132) (78,242)
I Class (6,408) (29,823)
Decrease in shares outstanding (1,058) (28,848)

T. ROWE PRICE Maryland Tax-Free Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free Bond
Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds. The fund has two classes of shares: the Maryland Tax-Free Bond Fund
(Investor Class) and the Maryland Tax-Free Bond Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.

T. ROWE PRICE Maryland Tax-Free Bond Fund

Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated

T. ROWE PRICE Maryland Tax-Free Bond Fund

T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the

T. ROWE PRICE Maryland Tax-Free Bond Fund

independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On August 31, 2023, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. ROWE PRICE Maryland Tax-Free Bond Fund

Other Purchases and sales of portfolio securities other than short-term securities aggregated $263,635,000 and $278,475,000, respectively, for the six months ended
August 31, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 28, 2023, the fund had $32,148,000 of available capital loss carryforwards.
At August 31, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $2,299,329,000. Net unrealized loss aggregated $135,521,000 at period-end, of which $7,627,000 related to appreciated investments and $143,148,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%

T. ROWE PRICE Maryland Tax-Free Bond Fund

for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At August 31, 2023, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended August 31, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $748,000 remain subject to repayment by the fund at August 31, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE Maryland Tax-Free Bond Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended
August 31, 2023, expenses incurred pursuant to these service agreements were $60,000 for Price Associates and $246,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
August 31, 2023, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price Associates was less than 1% of the fund’s net assets as of
August 31, 2023.
NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
Investor Class I Class
Expense limitation/I Class Limit 0.49% 0.05%
Expense limitation date 06/30/25 06/30/25
(Waived)/repaid during the period ($000s) $(200) $—

T. ROWE PRICE Maryland Tax-Free Bond Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Maryland Tax-Free Bond Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 268,416,291 2,275,410
Mark J. Parrell 268,553,693 2,457,333
Kellye L. Walker 268,174,949 2,486,113
Eric L. Veiel 269,060,099 2,087,533

T. ROWE PRICE Maryland Tax-Free Bond Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Maryland Tax-Free Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the
Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for

T. ROWE PRICE Maryland Tax-Free Bond Fund

various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Maryland Tax-Free Bond Fund

economies of scale. The fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group) and second quintile (Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Maryland Tax-Free Bond Fund

and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the
Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Maryland Tax-Free Bond Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Maryland Tax-Free Bond Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F87-051 10/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 18, 2023